COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
South Railroad Project
Commitments and Contingencies
Capital commitments	$ 3,200,000
Period for completing capital commitments	24 months
South Railroad Project | Minimum
Commitments and Contingencies
Capital commitments	$ 800,000
Purchase orders and contracts
Commitments and Contingencies
Capital commitments	$ 2,019,000	$ 8,560,000
Period for completing capital commitments	12 months
Severance payments
Commitments and Contingencies
Financial effect	$ 3,700,000	$ 3,220,000